Schedule of Investments
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–97.00%
Alabama–3.61%
Baldwin (County of), AL Public Building Authority (DHR); Series 2007 A, Revenue Wts. (INS - SGI)(a)	4.38%	06/01/2028	$10	$10,008
Black Belt Energy Gas District (The); Series 2024 A, RB(b)	5.25%	09/01/2032	1,585	1,739,111
Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB(b)(c)	4.00%	12/01/2025	20,675	20,675,000
Black Belt Energy Gas District (The) (No. 5); Series 2020 A-1, RB(b)	4.00%	10/01/2026	5,000	5,040,450
Black Belt Energy Gas District (The) (No. 7); Series 2021, RB(b)	4.00%	12/01/2026	8,820	8,872,529
Mobile (City of), AL Industrial Development Board (Alabama Power Co. Barry Plant); Series 2008, RB(b)	3.30%	03/12/2026	3,500	3,502,854
Southeast Energy Authority A Cooperative District;
Series 2025 D, RB	5.00%	09/01/2029	685	722,278
Series 2025 D, RB	5.00%	09/01/2030	685	732,447
Series 2025 E, RB	5.00%	10/01/2030	10,000	10,767,685
Tender Option Bond Trust Receipts/Certificates; Series 2022, VRD RB(d)(e)	1.75%	02/01/2028	5,000	5,000,000
				57,062,362
Alaska–0.23%
Alaska (State of); Series 2025 A, Ref. RB	5.00%	10/01/2026	510	519,683
Alaska Housing Finance Corp.; Series 2025 A, Ref. RB	5.00%	12/01/2029	2,000	2,160,098
Northern Tobacco Securitization Corp.; Series 2021 B-1, Ref. RB	4.00%	06/01/2050	930	910,355
				3,590,136
Arizona–2.94%
Arizona (State of) Game & Fish Department & Commission (AGF Administration Building); Series 2006, RB	5.00%	07/01/2032	105	106,338
Arizona (State of) Industrial Development Authority; Series 2024, RB(b)	5.00%	09/01/2026	1,000	1,013,333
Arizona (State of) Industrial Development Authority (Academies of Math & Science); Series 2025, RB(b)(d)	4.88%	07/01/2035	500	499,441
Arizona (State of) Industrial Development Authority (Social Bonds); Series 2023, RB	5.00%	11/01/2028	1,500	1,565,651
Arizona (State of) Industrial Development Authority (Unity at West Glendale); Series 2024, RB(b)	5.00%	09/01/2026	1,100	1,109,036
Chandler (City of), AZ Industrial Development Authority (Intel Corp.); Series 2022-1, RB(b)(f)	5.00%	09/01/2027	10,000	10,164,743
Glendale (City of), AZ;
Series 2025, Ref. RB	5.00%	07/01/2026	1,500	1,520,855
Series 2025, Ref. RB	5.00%	07/01/2031	2,000	2,260,135
Glendale (City of), AZ Industrial Development Authority (Midwestern University); Series 2025, RB	5.00%	05/15/2027	500	516,225
La Paz (County of), AZ Industrial Development Authority (Kilgore); Series 2025, RB(d)(g)	0.00%	12/15/2034	1,000	545,535
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group); Series 2016, Ref. RB	5.00%	01/01/2034	4,935	5,044,324
Maricopa County Unified School District No. 69 Paradise Valley; Series 2025 A, GO Bonds	5.00%	07/01/2026	1,000	1,013,787
Maricopa County Union High School District No. 210-Phoenix (2023); Series 2025 B, GO Bonds	5.00%	07/01/2027	1,000	1,039,070
Phoenix (City of), AZ Industrial Development Authority (Broadway Farms); Series 2025, RB(b)	3.10%	02/01/2028	4,000	4,004,272
Phoenix Civic Improvement Corp.;
Series 2014 B, Ref. RB	5.00%	07/01/2027	2,565	2,574,020
Series 2017, Ref. RB	5.00%	07/01/2038	5,145	5,190,766
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(d)	5.00%	09/01/2026	25	25,045
Pima (County of), AZ Industrial Development Authority (Leading Edge Academy Maricopa); Series 2015, RB(b)(c)(d)	6.25%	12/01/2025	4,820	4,820,000
Pinal (county of), AZ; Series 2025, Ref. RB (INS - BAM)(a)	5.00%	08/01/2031	1,100	1,239,302
Pinal County Electric District No. 3; Series 2016, Ref. RB	5.00%	07/01/2035	1,100	1,108,577
Sun Devil Energy Center LLC (Arizona State University);
Series 2008, Ref. RB	5.00%	07/01/2027	100	100,147
Series 2008, Ref. RB	5.00%	07/01/2030	155	155,219
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Yuma (City of), AZ Industrial Development Authority (Yuma Regional Medical Center); Series 2024, Ref. RB	5.00%	08/01/2035	$500	$569,191
Yuma County Library District; Series 2025, Ref. GO Bonds (INS - AGI)(a)	5.00%	07/01/2027	285	295,009
				46,480,021
Arkansas–0.07%
Fort Smith (City of), AR; Series 2015, Ref. RB	5.00%	10/01/2030	1,130	1,131,419
California–2.21%
California (State of);
Series 2013, Ref. GO Bonds	5.00%	10/01/2026	5	5,010
Series 2014, Ref. GO Bonds	5.00%	10/01/2034	145	145,214
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2023, RB(b)	5.25%	04/01/2030	2,945	3,151,229
Series 2025, RB	5.00%	04/01/2029	500	527,056
Series 2025, RB	5.00%	10/01/2029	1,000	1,061,857
Series 2025, RB	5.00%	04/01/2030	1,000	1,069,809
Series 2025, RB	5.00%	10/01/2030	1,750	1,886,310
California (State of) Health Facilities Financing Authority; Series 2024 A, RB	3.85%	11/15/2027	1,850	1,851,560
California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2017 A, Ref. RB	5.00%	11/15/2032	1,285	1,343,214
Series 2018 A, RB	5.00%	11/15/2032	1,630	1,703,844
California (State of) Housing Finance Agency (Social Certificates);
Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	3,766	3,806,413
Series 2023-1, RB	4.38%	09/20/2036	2,441	2,525,923
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds); Series 2025, Ref. RB(b)(f)	12.00%	11/02/2026	1,445	1,228,250
California (State of) Public Works Board (California Community Colleges); Series 2005 E, RB (INS - NATL)(a)	4.50%	10/01/2026	170	170,257
East Side Union High School District (Election of 2016); Series 2025 D, GO Bonds	5.00%	08/01/2027	4,000	4,178,470
Howell Mountain Elementary School District (Election of 2005); Series 2007, GO Bonds (INS - AGI)(a)(g)	0.00%	08/01/2027	345	326,870
Imperial Irrigation District; Series 2012 A, Ref. RB(b)(c)	5.00%	12/19/2025	225	225,264
Long Beach Unified School District;
Series 2012, Ref. GO Bonds	5.00%	08/01/2028	775	778,805
Series 2012, Ref. GO Bonds	5.00%	08/01/2029	100	100,490
Los Angeles (City of), CA; Series 2025, RN	5.00%	06/25/2026	2,000	2,029,775
Northern California Energy Authority; Series 2024, Ref. RB(b)	5.00%	08/01/2030	3,600	3,873,816
Northern California Tobacco Securitization Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	590	580,629
Pasadena (City of), CA; Series 2015 A, Ref. COP	5.00%	02/01/2031	1,000	1,001,433
Peninsula Corridor Joint Powers Board; Series 2019 A, Ref. RB	5.00%	10/01/2044	1,285	1,296,722
Riverside Community College District; Series 2023, COP	5.00%	06/01/2037	120	120,128
				34,988,348
Colorado–2.19%
Adams & Arapahoe Joint School District No. 28J Aurora; Series 2017 A, Ref. GO Bonds	5.00%	12/01/2032	2,700	2,760,286
Colorado (State of); Series 2025, COP	5.00%	03/15/2027	500	514,810
Colorado (State of) Department of Transportation; Series 2016, COP	5.00%	06/15/2035	1,330	1,343,088
Colorado (State of) Health Facilities Authority (Aberdeen Ridge); Series 2021 B, RB (Acquired 12/15/2021; Cost $820,000)(h)	2.13%	05/15/2028	820	812,243
Colorado (State of) Regional Transportation District (Fastracks);
Series 2016 A, RB	5.00%	11/01/2036	2,715	2,758,445
Series 2017 A, RB	5.00%	11/01/2033	1,000	1,019,006
Series 2017 A, RB	5.00%	11/01/2036	2,940	2,987,045
Colorado Springs (City of), CO; Series 2006 B, VRD RB(e)	2.87%	11/01/2036	6,940	6,940,000
Denver City & County School District No. 1;
Series 2025 A, GO Bonds	5.00%	12/01/2026	1,000	1,024,526
Series 2025 A, GO Bonds	5.25%	12/01/2036	1,500	1,779,962
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Fort Collins Urban Renewal Authority;
Series 2025, Ref. RB (INS - AGI)(a)	5.00%	12/01/2026	$765	$779,494
Series 2025, Ref. RB (INS - AGI)(a)	5.00%	12/01/2028	1,180	1,244,644
Fort Collins-Loveland Water District; Series 2025, RB	5.00%	12/01/2027	1,000	1,047,528
Larimer County School District No. R-1 Poudre; Series 2018, GO Bonds	5.00%	12/15/2040	2,660	2,782,358
Park Creek Metropolitan District; Series 2025, Ref. RB (INS - AGI)(a)	5.00%	12/01/2032	775	880,003
Rio Blanco County School District No. Re-1 Meeker; Series 2014, Ref. GO Bonds	4.50%	12/01/2025	1,685	1,685,000
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield); Series 2024, GO Bonds	5.00%	12/15/2025	1,000	1,000,942
Weld County School District No. Re-1; Series 2017, GO Bonds (INS - AGI)(a)	5.00%	12/15/2031	1,500	1,528,869
Weld County School District No. RE-7 Platte Valley; Series 2024, GO Bonds	5.00%	12/01/2025	1,735	1,735,000
				34,623,249
Connecticut–2.10%
Connecticut (State of);
Series 2016 E, GO Bonds	5.00%	10/15/2034	3,280	3,340,708
Series 2025 A, GO Bonds	5.00%	03/15/2026	2,000	2,013,986
Series 2025 A, GO Bonds	5.00%	03/15/2027	3,125	3,223,595
Connecticut (State of) (Transportation Infrastructure); Series 2015 A, RB	5.00%	08/01/2028	1,980	1,983,423
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare);
Series 2014 E, RB	5.00%	07/01/2026	1,000	1,003,348
Series 2014 E, RB	5.00%	07/01/2027	1,265	1,268,894
Connecticut (State of) Health & Educational Facilities Authority (Quinnipiac University); Series 2025, Ref. RB	5.00%	07/01/2031	3,000	3,353,698
Connecticut (State of) Health & Educational Facilities Authority (Yale University);
Series 2001 V-1, VRD RB(e)	3.00%	07/01/2036	10,000	10,000,000
Series 2025, RB(b)	5.00%	07/01/2030	5,000	5,510,324
Connecticut (State of) Housing Finance Authority (Green Bonds); Series 2024, RB(b)	3.35%	05/15/2027	1,500	1,500,353
				33,198,329
Delaware–0.33%
Delaware State Economic Development Authority (NRG Energy);
Series 2020 A, Ref. RB(b)	4.00%	10/01/2035	3,000	3,044,001
Series 2020 B, Ref. RB(b)	4.00%	10/01/2035	2,100	2,130,800
				5,174,801
District of Columbia–1.95%
District of Columbia;
Series 2012, RB	5.00%	12/01/2026	100	100,164
Series 2025 A, Ref. RB	5.00%	06/01/2027	3,000	3,111,575
District of Columbia (Children’s Hospital Obligated Group);
Series 2015, Ref. RB	5.00%	07/15/2032	1,000	1,002,463
Series 2015, Ref. RB	5.00%	07/15/2040	3,190	3,195,024
District of Columbia Housing Finance Agency;
Series 2022, RB(b)	3.35%	06/01/2026	5,000	5,000,000
Series 2025 A-2, RB (CEP - Federal Housing Administration)(b)	3.60%	09/01/2030	2,000	2,014,095
Metropolitan Washington Airports Authority; Series 2010 D, VRD RB (LOC - Td Bank N.A.)(e)(i)	2.79%	10/01/2040	10,000	10,000,000
Washington Metropolitan Area Transit Authority;
Series 2017 B, RB	5.00%	07/01/2031	1,110	1,148,977
Series 2017 B, RB	5.00%	07/01/2035	1,400	1,441,663
Series 2017 B, RB	5.00%	07/01/2042	3,750	3,814,496
				30,828,457
Florida–8.09%
Alachua (County of), FL Housing Finance Authority (Woodland Park II); Series 2025 B, RB(b)(d)	4.90%	07/01/2028	500	502,434
Board of Governors of Florida Atlantic University; Series 2016 A, Ref. RB	5.00%	07/01/2031	1,000	1,011,048
Broward (County of), FL; Series 2013 B, RB	5.00%	10/01/2026	260	260,447
Broward (County of), FL School Board; Series 2016 A, Ref. COP	5.00%	07/01/2032	4,135	4,179,447
Capital Trust Authority (UF Health Projects); Series 2025 A, Ref. RB	5.00%	12/01/2030	7,700	8,424,809
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Central Florida Expressway Authority;
Series 2016 B, Ref. RB(b)(c)	5.00%	07/01/2026	$3,005	$3,047,482
Series 2017, Ref. RB	5.00%	07/01/2038	1,535	1,578,859
Series 2017, Ref. RB	5.00%	07/01/2039	2,020	2,075,118
Duval County (County of), FL School Board; Series 2025 A, Ref. COP (INS - AGI)(a)	5.00%	07/01/2028	1,250	1,323,510
Escambia (County of), FL School Board;
Series 2025 A, COP (INS - AGI)(a)	5.00%	02/01/2028	250	262,255
Series 2025 A, COP (INS - AGI)(a)	5.00%	02/01/2030	675	740,153
Florida (State of) Municipal Loan Council (Shingle Creek Transit & Utility Community Development District); Series 2024, RB(f)	4.50%	05/01/2031	230	233,742
Florida (State of) Municipal Power Agency; Series 2016 A, Ref. RB	5.00%	10/01/2027	2,385	2,426,813
Florida (State of) Municipal Power Agency (All-Requirements Power Supply); Series 2025, Ref. RB	5.00%	10/01/2030	1,500	1,659,251
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion); Series 2024, Ref. RB(f)	5.00%	07/01/2035	1,000	830,000
Florida Development Finance Corp. (Brightline Florida Passenger Rail); Series 2024, Ref. RB(f)	5.00%	07/01/2037	3,000	2,490,000
Florida Housing Finance Corp.; Series 2024 3, RB (CEP - GNMA)	6.25%	01/01/2055	1,610	1,754,741
Florida Housing Finance Corp. (Social Bonds); Series 2022-3, RB (CEP - GNMA)	5.50%	01/01/2054	3,710	3,869,369
Gainesville (City of), FL; Series 2017 A, RB	5.00%	10/01/2031	1,265	1,318,658
Greater Orlando Aviation Authority; Series 2016 B, RB(b)(c)	5.00%	10/01/2026	210	214,075
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 F, RB	5.00%	10/01/2043	1,305	1,341,164
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System); Series 2024 C, Ref. RB	5.00%	11/15/2034	6,000	6,952,534
Hillsborough (County of), FL School Board (Master Lease Program); Series 2015 A, Ref. COP	5.00%	07/01/2030	2,330	2,339,356
JEA Electric System;
Series 2017 B, Ref. RB	5.00%	10/01/2032	3,410	3,542,514
Series 2017 B, Ref. RB	5.00%	10/01/2033	4,000	4,147,726
Lee (County of), FL Housing Finance Authority; Series 2025 B, RB(b)	3.13%	10/01/2028	1,000	1,000,173
Lee (County of), FL Housing Finance Authority (Aria Landings); Series 2023 B, RB(b)(d)	5.50%	07/01/2026	4,150	4,149,329
Lee (County of), FL Industrial Development Authority (Shell Point Obligated Group); Series 2024 B-3, RB	4.13%	11/15/2029	1,155	1,160,350
Lee County School Board (The); Series 2016 A, COP	5.00%	08/01/2035	1,000	1,011,527
Manatee (County of), FL; Series 2025, Ref. RB	5.00%	10/01/2031	750	848,199
Miami (City of) & Dade (County of), FL School Board (The);
Series 2015 D, Ref. COP	5.00%	02/01/2034	2,220	2,225,860
Series 2016 A, Ref. COP	5.00%	05/01/2032	3,295	3,319,461
Series 2025 A, Ref. COP	5.00%	05/01/2028	5,000	5,266,971
Series 2025, Ref. COP	5.00%	05/01/2026	3,000	3,028,561
Miami-Dade (County of), FL;
Series 2014, RB	5.00%	10/01/2032	1,160	1,161,578
Series 2025 A, RB	5.00%	10/01/2027	1,000	1,043,175
Miami-Dade (County of), FL Expressway Authority;
Series 2010 A, RB	5.00%	07/01/2040	10,000	10,042,785
Series 2016 A, Ref. RB	5.00%	07/01/2032	2,000	2,018,485
Miami-Dade (County of), FL Housing Finance Authority (Amber Station); Series 2025 A, RB(b)	3.25%	08/01/2029	3,000	3,015,670
Miami-Dade (County of), FL Housing Finance Authority (Running Brooks Apartments); Series 2023, RB(b)	3.55%	01/01/2026	1,525	1,525,425
Orlando (City of), FL Utilities Commission; Series 2025 A, RB	5.00%	10/01/2036	1,000	1,156,505
Osceola (County of), FL; Series 2016 A, Ref. RB	5.00%	10/01/2030	1,000	1,001,398
Palm Beach County School District; Series 2025 A, Ref. COP	5.00%	08/01/2029	1,250	1,356,065
Peace River Manasota Regional Water Supply Authority; Series 2025 A, RB	5.00%	10/01/2037	1,725	1,946,892
Seminole (County of), FL;
Series 2025 A, Ref. RB	5.00%	10/01/2030	1,000	1,111,927
Series 2025, RB (INS - AGI)(a)	5.00%	10/01/2027	1,300	1,353,764
Series 2025, RB (INS - AGI)(a)	5.00%	10/01/2028	1,500	1,595,719
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2025, RB(b)	5.00%	08/15/2030	7,000	7,589,088
St. Johns (County of), FL Housing Finance Authority (Oaks at St. John); Series 2023 B, RB(b)(d)	5.50%	12/01/2026	6,000	5,995,321
USF Financing Corp.; Series 2012 A, Ref. COP	5.00%	07/01/2032	4,550	4,557,383
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Volusia County Educational Facility Authority;
Series 2025, RB	5.00%	10/15/2028	$800	$849,233
Series 2025, RB	5.00%	10/15/2030	2,000	2,207,313
				128,063,662
Georgia–2.72%
Atlanta (City of), GA; Series 2015, Ref. RB	5.00%	11/01/2040	3,460	3,464,220
Burke (County of), GA Development Authority (The) (Georgia Power Co. Plant Vogtle); Series 2012, Ref. RB(b)	2.90%	08/21/2029	5,000	4,940,796
Carroll (County of), GA; Series 2021, GO Bonds	5.00%	06/01/2026	1,250	1,263,910
DeKalb (County of), GA Development Authority (The Globe Academy, Inc.); Series 2024 A, RB	4.00%	06/01/2035	690	689,255
DeKalb (County of), GA Housing Authority (Park at 500); Series 2024, RB	4.00%	03/01/2034	3,250	3,270,774
Downey Unified School District; Series 2025, GO Bonds	5.00%	04/01/2032	1,000	1,145,797
Fulton (County of), GA; Series 2013, Ref. RB	5.00%	01/01/2027	1,605	1,615,031
Main Street Natural Gas, Inc.;
Series 2019 C, RB(b)	4.00%	09/01/2026	7,000	7,046,471
Series 2021 A, RB(b)	4.00%	09/01/2027	5,120	5,179,354
Series 2021 C, RB	4.00%	12/01/2025	1,100	1,100,000
Series 2022 C, RB(b)(d)	4.00%	11/01/2027	12,200	12,206,527
Richmond County Board of Education; Series 2025, GO Bonds	5.00%	10/01/2032	1,000	1,150,696
				43,072,831
Hawaii–0.50%
Hawaii (State of);
Series 2014 EO, GO Bonds	5.00%	08/01/2028	1,880	1,881,496
Series 2016 FG, GO Bonds	5.00%	10/01/2030	2,890	2,944,268
Honolulu (City & County of), HI;
Series 2016 A, RB	5.00%	07/01/2036	1,000	1,009,937
Series 2023, RB(b)	5.00%	06/01/2026	2,125	2,143,045
				7,978,746
Idaho–0.24%
Boise State University; Series 2016 A, Ref. RB	5.00%	04/01/2033	2,000	2,011,821
Idaho (State of) Housing & Finance Association; Series 2024 A, RB (CEP - GNMA)	6.00%	07/01/2054	1,630	1,793,757
				3,805,578
Illinois–6.86%
Aurora (City of), IL; Series 2025 C, GO Bonds	5.00%	12/30/2036	1,195	1,356,245
Chicago (City of), IL (O’Hare International Airport);
Series 2016 C, Ref. RB	5.00%	01/01/2038	3,000	3,002,937
Series 2017 B, Ref. RB	5.00%	01/01/2039	1,125	1,142,946
Series 2024 B, RB	5.00%	01/01/2036	1,000	1,140,553
Series 2024 D, Ref. RB	5.00%	01/01/2027	5,110	5,227,403
Chicago (City of), IL Metropolitan Water Reclamation District; Series 2021 C, Ref. GO Bonds	5.00%	12/01/2031	1,245	1,411,939
Chicago (City of), IL Midway International Airport; Series 2025 B, Ref. RB	5.00%	01/01/2037	2,000	2,295,286
Chicago (City of), IL Transit Authority; Series 2024 A, Ref. RB	5.00%	12/01/2025	2,000	2,000,000
Collinsville (City of), IL Area Recreation District;
Series 2004, GO Bonds (INS - NATL)(a)	4.60%	12/01/2025	350	350,000
Series 2004, GO Bonds (INS - NATL)(a)	4.65%	12/01/2026	450	450,505
Series 2007, Ref. GO Bonds (INS - AMBAC)(a)	4.00%	12/01/2027	65	65,012
Cook (County of), IL;
Series 2016 A, Ref. GO Bonds	5.00%	11/15/2029	1,000	1,018,293
Series 2016 A, Ref. GO Bonds	5.00%	11/15/2030	4,950	5,035,860
Series 2018, Ref. GO Bonds	5.00%	11/15/2034	1,150	1,163,981
Cook County High School District No.203 New Trier Township; Series 2021 A, GO Bonds	5.00%	12/15/2027	1,255	1,311,953
DuPage County Community High School District No. 99 Downers Grove; Series 2025, GO Bonds	5.00%	12/15/2027	630	657,403
DuPage County Forest Preserve District; Series 2025, GO Bonds	5.00%	11/01/2026	1,000	1,020,996
Elk Grove Village (Village of), IL; Series 2017, GO Bonds	5.00%	01/01/2035	1,000	1,020,077
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Elmhurst Park District;
Series 2025, GO Bonds	5.00%	12/15/2025	$820	$820,707
Series 2025, GO Bonds	5.00%	12/15/2026	250	255,952
Series 2025, GO Bonds	5.00%	12/15/2035	400	463,555
Series 2025, GO Bonds	5.00%	12/15/2036	875	1,004,015
Grundy Kendall & Will Counties Community High School District No. 111 (Minooka); Series 2025, GO Bonds	5.00%	12/01/2026	200	204,366
Illinois (County of), IL School District No. 102 (La Grange); Series 2025, GO Bonds (INS - BAM)(a)	5.00%	12/15/2032	260	293,399
Illinois (State of);
Series 2016, GO Bonds	5.00%	01/01/2027	3,510	3,515,842
Series 2019 A, GO Bonds	5.00%	11/01/2026	2,935	2,990,638
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(f)	8.00%	06/01/2032	560	560,747
Illinois (State of) Finance Authority (Carle Foundation (The)); Series 2016 A, Ref. RB(b)(c)	5.00%	02/17/2026	4,300	4,322,596
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB (Acquired 11/27/2019; Cost $466,957)(h)	5.00%	11/01/2026	460	318,550
Series 2019 A, Ref. RB (Acquired 11/27/2019; Cost $440,000)(h)	5.00%	11/01/2049	440	304,700
Illinois (State of) Finance Authority (Rosalind Franklin University);
Series 2017, Ref. RB	5.00%	08/01/2027	425	436,149
Series 2017, Ref. RB	5.00%	08/01/2028	500	511,622
Series 2017, Ref. RB	5.00%	08/01/2029	325	332,388
Illinois (State of) Finance Authority (The University of Chicago); Series 2025, Ref. RB	5.00%	04/01/2027	2,210	2,278,303
Illinois (State of) Finance Authority (Uchicago Medicine); Series 2022 B-2, RB(b)	5.00%	08/15/2027	9,850	10,128,337
Illinois (State of) Housing Development Authority (6900 Crandon); Series 2023, RB (CEP - Federal Housing Administration)(b)	5.00%	02/01/2026	4,570	4,584,220
Illinois (State of) Housing Development Authority (Green Bonds); Series 2024 E, Ref. VRD RB (CEP - Federal Housing Administration)(e)	2.81%	01/01/2065	3,475	3,475,000
Illinois (State of) Toll Highway Authority;
Series 2015 A, RB	5.00%	01/01/2036	4,700	4,705,436
Series 2016 A, Ref. RB	5.00%	12/01/2032	9,115	9,131,066
Series 2024 A, Ref. RB	5.00%	01/01/2036	1,275	1,467,047
Kane Cook & DuPage Counties School District No. U-46 Elgin; Series 2025, GO Bonds	5.00%	01/01/2036	1,115	1,264,021
Kane McHenry Cook & De Kalb Counties Unit School District No. 300; Series 2015, Ref. GO Bonds	5.00%	01/01/2028	1,000	1,004,023
Kendall, Kane & Will (Counties of), IL Community Unit School District No. 308; Series 2016, Ref. GO Bonds(b)(c)	5.00%	02/01/2026	3,000	3,011,416
Madison-Macoupin Etc Counties Community College District No. 536; Series 2015 A, Ref. GO Bonds (INS - BAM)(a)	5.00%	11/01/2027	1,335	1,340,277
Rockford (City of), IL (Waterworks System Alternative Revenue Source); Series 2010, GO Bonds	3.75%	12/15/2025	140	140,037
Tender Option Bond Trust Receipts/Certificates; Series 2023, VRD RB (INS - AGI)(a)(d)(e)	1.62%	05/01/2031	11,530	11,530,000
University of Illinois;
Series 2008 A, Ref. COP (INS - AGI)(a)	5.25%	10/01/2026	1,020	1,022,153
Series 2023 A, Ref. RB	5.00%	04/01/2031	3,050	3,394,290
West Chicago Fire Protection District; Series 2008, GO Bonds (INS - NATL)(a)	4.75%	01/01/2029	15	15,011
Will (County of), IL; Series 2025 B, Ref. GO Bonds	5.00%	11/15/2032	1,000	1,139,625
Winnebago-Boone Etc Counties Community College District No. 511 Rock Valley Clg; Series 2025 B, Ref. GO Bonds	5.00%	01/01/2030	2,715	2,950,976
				108,587,853
Indiana–0.88%
Indiana (State of) Finance Authority; Series 2016, Ref. RB	5.00%	09/01/2028	1,280	1,300,437
Indiana (State of) Finance Authority (CWA Authority); Series 2014 A, RB	5.00%	10/01/2026	1,750	1,753,357
Indiana (State of) Finance Authority (Greenwood Village South); Series 2025, RB	3.75%	05/15/2032	1,000	1,001,763
Indiana (State of) Housing & Community Development Authority (Social Bonds); Series 2023 A-1, RB (CEP - GNMA)	5.75%	07/01/2053	2,550	2,687,817
Indiana (State of) Municipal Power Agency;
Series 2016 C, Ref. RB	5.00%	01/01/2039	1,000	1,008,029
Series 2025 A, Ref. RB (INS - AGI)(a)	5.00%	01/01/2026	1,000	1,001,987
Merrillville (Town of), IN (Belvedere Housing); Series 2016, RB	5.05%	04/01/2026	100	99,883
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Rockport (City of), IN (Indiana Michigan Power Co.); Series 2025, Ref. RB(b)	3.70%	06/01/2029	$5,000	$5,119,720
				13,972,993
Iowa–2.08%
Ames (City of), IA (Mary Greely Medical Center); Series 2016, Ref. RB	5.00%	06/15/2032	4,430	4,471,831
Iowa (State of) Finance Authority (Unitypoint Health);
Series 2014 C, RB	5.00%	02/15/2031	810	811,817
Series 2014 C, RB	5.00%	02/15/2032	3,405	3,412,849
Iowa (State of) Higher Education Loan Authority (Grinnell College); Series 2014, Ref. RB	5.00%	12/01/2032	1,675	1,681,405
Le Mars Community School District; Series 2025, GO Bonds (INS - AGI)(a)	5.00%	06/01/2029	1,410	1,512,698
PEFA, Inc.; Series 2019, RB(b)	5.00%	09/01/2026	19,695	19,901,157
Waukee Community School District; Series 2025 A, GO Bonds	5.00%	06/01/2032	960	1,085,481
				32,877,238
Kansas–1.78%
Garden (City of), KS; Series 2025, RB(d)	4.25%	06/01/2033	1,000	996,439
Kansas (State of) Department of Transportation; Series 2025 A, Ref. RB	5.00%	09/01/2028	7,000	7,462,554
Kansas (State of) Development Finance Authority; Series 2025 F, RB(b)	2.95%	09/01/2027	3,300	3,282,089
Kansas (State of) Development Finance Authority (Green Bonds); Series 2025 J, RB(b)	2.70%	10/01/2028	3,000	2,955,140
University of Kansas Hospital Authority (KU Health System);
Series 2015, Ref. RB	5.00%	09/01/2030	1,930	1,931,959
Series 2015, Ref. RB	5.00%	09/01/2032	2,765	2,767,594
Series 2015, Ref. RB	5.00%	09/01/2035	2,000	2,001,579
Valley Center (City of), KS; Series 2023-1, GO Notes(c)	4.38%	12/01/2025	4,820	4,820,000
Wichita (City of), KS (Presbyterian Manors, Inc.); Series 2024 VIII, Ref. RB	5.25%	05/15/2039	1,000	1,002,641
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2016 C, RB	5.00%	09/01/2030	1,000	1,015,413
				28,235,408
Kentucky–1.22%
Jefferson County Capital Projects Corp.; Series 2007 A, Ref. RB (INS - AGI)(a)	4.38%	06/01/2028	25	25,033
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, RB	5.00%	07/01/2028	1,000	1,001,344
Kentucky (Commonwealth of) Municipal Power Agency; Series 2015 A, Ref. RB (INS - NATL)(a)	5.00%	09/01/2026	2,000	2,002,050
Kentucky (Commonwealth of) Property & Building Commission (No. 112); Series 2016 A, RB(b)(c)	5.00%	02/01/2026	1,950	1,957,420
Kentucky (Commonwealth of) Property & Building Commission (No. 132); Series 2025 A, RB	5.00%	04/01/2026	1,000	1,007,885
Kentucky (Commonwealth of) Property & Building Commission (No. 133); Series 2025 A, RB	5.00%	09/01/2037	2,000	2,298,206
Kentucky (Commonwealth of) Public Energy Authority; Series 2025 A, Ref. RB(b)	5.25%	12/01/2029	3,500	3,730,430
Kentucky (Commonwealth of) Turnpike Authority (Revitalization); Series 2016, RB	5.00%	07/01/2031	1,715	1,732,142
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.);
Series 2016 A, Ref. RB	5.00%	10/01/2031	2,835	2,878,036
Series 2016 A, Ref. RB	5.00%	10/01/2032	2,660	2,698,326
				19,330,872
Louisiana–1.38%
East Baton Rouge Parish School System; Series 2025, GO Bonds (INS - BAM)(a)	5.00%	03/01/2027	250	256,582
Louisiana (State of);
Series 2022 A, Ref. RB (SOFR + 0.50%)(b)(j)	3.38%	05/01/2026	3,075	3,069,315
Series 2025 B, RB	5.00%	05/01/2027	3,200	3,306,919
Series 2025 B, RB	5.00%	05/01/2028	3,000	3,173,183
New Orleans (City of), LA Aviation Board (Consolidated Rental Car);
Series 2018, Ref. RB (INS - AGI)(a)	5.00%	01/01/2036	1,250	1,296,592
Series 2018, Ref. RB (INS - AGI)(a)	5.00%	01/01/2037	1,440	1,490,314
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2011, RB(b)	3.70%	06/01/2030	2,000	2,021,967
St. John the Baptist (Parish of), LA (Marathon Oil Corp.);
Series 2017, Ref. RB(b)	3.30%	07/03/2028	5,200	5,212,722
Subseries 2017 A-3, Ref. RB(b)	2.20%	07/01/2026	2,000	1,987,937
				21,815,531
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maine–0.17%
Maine (State of) Turnpike Authority; Series 2025, Ref. RB (INS - AGI)(a)	5.00%	07/01/2028	$1,680	$1,777,934
Portland (City of), ME; Series 2016, Ref. RB	5.00%	01/01/2032	1,000	1,001,025
				2,778,959
Maryland–1.41%
Maryland (State of) Health & Higher Educational Facilities Authority; Series 2017, Ref. RB	5.00%	07/01/2031	3,000	3,064,287
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2013 B, RB	5.00%	08/15/2027	200	200,557
Maryland (State of) Health & Higher Educational Facilities Authority (Medstar Health, Inc.); Series 2015, Ref. RB	5.00%	08/15/2032	6,840	6,860,823
Maryland Economic Development Corp. (Core Natural Resources); Series 2025, Ref. RB(b)(d)	5.00%	03/27/2035	2,155	2,266,289
Montgomery (County of), MD; Series 2017 E, VRD GO Bonds(e)	1.25%	11/01/2037	5,780	5,780,000
Washington (State of) Suburban Sanitary Commission; Series 2015 B, VRD RB(e)	1.30%	06/01/2027	4,085	4,085,000
				22,256,956
Massachusetts–0.92%
Hudson (Town of), MA; Series 2025, GO Notes	5.00%	06/11/2026	1,000	1,006,197
Massachusetts (Commonwealth of); Series 2025 E, GO Bonds	5.00%	08/01/2032	2,500	2,881,742
Massachusetts (Commonwealth of) Bay Transportation Authority;
Series 2025 B, RB	5.00%	07/01/2029	2,255	2,458,336
Series 2025 B, RB	5.00%	07/01/2030	2,500	2,787,192
Massachusetts (Commonwealth of) Development Finance Agency; Series 2025, RB	5.00%	07/01/2029	1,800	1,891,636
Massachusetts (Commonwealth of) Health & Educational Facilities Authority; Series 2007 C, RB (SIFMA Municipal Swap Index + 0.90%)(j)	3.69%	11/15/2032	1,890	1,835,627
Massachusetts (Commonwealth of) School Building Authority; Series 2025, Ref. RB	5.00%	02/15/2031	1,500	1,688,344
Waltham (City of), MA; Series 2008, GO Bonds	4.20%	09/15/2027	15	15,015
				14,564,089
Michigan–3.59%
Ann Arbor School District; Series 2025, Ref. GO Bonds	5.00%	05/01/2029	2,885	3,106,838
Chippewa Valley Schools; Series 2025, Ref. GO Bonds	5.00%	05/01/2030	1,000	1,103,634
Detroit (City of), MI; Series 2006, Ref. RB (INS - AGI) (3 mo. Term SOFR + 0.60%)(a)(j)	3.45%	07/01/2032	7,825	7,751,182
Great Lakes Water Authority; Series 2016 D, Ref. RB	5.00%	07/01/2036	5,000	5,053,687
Grosse Pointe Public School System; Series 2025, GO Bonds	5.00%	05/01/2027	1,000	1,032,988
L’Anse Creuse Public Schools; Series 2025 I, GO Bonds	5.00%	05/01/2036	1,000	1,160,813
Michigan (State of) Building Authority (Facilities Program); Series 2020, Ref. VRD RB(e)	2.89%	10/15/2042	3,100	3,100,000
Michigan (State of) Finance Authority; Series 2025 A, Ref. RB	5.00%	02/15/2029	2,385	2,561,954
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2022, Ref. RB	5.00%	04/15/2036	2,000	2,209,646
Michigan (State of) Finance Authority (McLaren Health Care); Series 2015, Ref. RB	5.00%	05/15/2034	1,340	1,341,501
Michigan (State of) Finance Authority (Trinity Health Credit Group);
Series 2015, Ref. RB	5.50%	12/01/2028	2,245	2,260,929
Series 2015, Ref. RB	5.50%	12/01/2029	3,075	3,096,760
Michigan (State of) Housing Development Authority (Social Bonds); Series 2024 A, RB	6.00%	06/01/2054	3,620	3,907,791
Muskegon Heights (City of), MI; Series 2006, Ref. RB (INS - NATL)(a)	4.00%	11/01/2026	185	185,132
Rib Floater Trust; Series 2022-047, VRD RB(d)(e)	1.23%	12/01/2045	10,000	10,000,000
Rockford Public Schools;
Series 2016, Ref. GO Bonds	5.00%	05/01/2038	1,025	1,028,151
Series 2016, Ref. GO Bonds	5.00%	05/01/2039	1,025	1,027,560
Utica Community Schools; Series 2016, Ref. GO Bonds	5.00%	05/01/2031	1,990	2,004,856
Wayne (County of), MI; Series 2017 C, Ref. RB	5.00%	12/01/2026	2,495	2,551,709
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport); Series 2025, Ref. RB	5.00%	12/01/2036	485	563,221
Wayne (County of), MI Airport Authority (Detroit Michigan Wayne County Airport); Series 2015 D, RB(b)(c)	5.00%	12/05/2025	1,700	1,700,428
				56,748,780
Minnesota–0.39%
Elk River Independent School District No. 728; Series 2024 A, Ref. GO Bonds (CEP - Ohio School District)	5.00%	02/01/2031	2,000	2,241,260
Minnesota (State of) Governmental Agency Finance Group (Flexible Term Program); Series 2007 A-1, RB (INS - AGI)(a)	4.13%	03/01/2027	10	10,002
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
Minnesota (State of) Health & Education Facilities Authority (ST. OLAF College); Series 2025, Ref. RB	5.00%	12/01/2026	$1,000	$1,020,340
Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas); Series 2017 A, Ref. RB	5.00%	10/01/2029	1,400	1,450,363
Shakopee (City of), MN; Series 2025, Ref. RB	4.45%	11/01/2035	1,300	1,306,025
St. Paul (City of), MN Housing & Redevelopment Authority (St. Paul City School); Series 2016 A, Ref. RB(b)(c)	4.50%	07/01/2026	175	176,666
				6,204,656
Mississippi–0.10%
Mississippi (State of); Series 2015 C, Ref. GO Bonds	5.00%	10/01/2026	1,500	1,507,993
Mississippi Business Finance Corp. (Northrop Grumman Corp.); Series 2006, RB	4.55%	12/01/2028	25	25,005
				1,532,998
Missouri–1.41%
Cassville School District No. R-IV; Series 2023, GO Bonds	5.25%	03/01/2039	2,220	2,305,764
Jackson County Consolidated School District No. 4;
Series 2022, GO Bonds	5.00%	03/01/2038	1,825	1,864,614
Series 2022, GO Bonds	5.00%	03/01/2039	3,005	3,065,488
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(d)	4.25%	04/01/2026	100	99,877
Maryland Heights (City of), MO (Westport Plaza Redevelopment); Series 2020, RB	4.13%	11/01/2038	870	818,725
Missouri (State of) Health & Educational Facilities Authority (St. Anthony’s Medical Center); Series 2015 B, Ref. RB	5.00%	02/01/2036	6,245	6,246,064
Missouri (State of) Health & Educational Facilities Authority (St. Louis University); Series 2015 A, RB	5.00%	10/01/2038	4,500	4,502,940
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.); Series 2016, Ref. RB	5.00%	11/15/2030	1,215	1,226,489
St. Charles (County of), MO Public Water Supply District No. 2; Series 2016, Ref. COP	5.00%	12/01/2030	2,255	2,257,868
				22,387,829
Nebraska–0.90%
Douglas (County of), NE (Creighton University); Series 2025, Ref. RB	5.00%	07/01/2027	1,000	1,034,174
Gretna Public Schools; Series 2022 B, GO Bonds	5.00%	12/15/2027	1,000	1,001,386
Nebraska (State of) Municipal Energy Agency; Series 2022 A, Ref. RB	5.00%	04/01/2026	1,250	1,259,018
Omaha (City of), NE Public Power District; Series 2016 A, Ref. RB	5.00%	02/01/2041	1,810	1,813,281
Omaha School District; Series 2016, GO Bonds	5.00%	12/15/2032	5,000	5,100,350
Public Power Generation Agency (Whelan Energy Center Unit 2);
Series 2016, Ref. RB	5.00%	01/01/2032	2,980	3,015,493
Series 2024, Ref. RB	5.00%	01/01/2026	1,000	1,001,893
				14,225,595
Nevada–1.56%
Clark (County of), NV; Series 2015 A, Ref. GO Bonds	5.00%	07/01/2026	2,125	2,129,055
Clark (County of), NV Water Reclamation District; Series 2015, Ref. GO Bonds	5.00%	07/01/2032	2,000	2,007,648
Clark County School District;
Series 2015 D, GO Bonds	5.00%	06/15/2029	1,755	1,758,151
Series 2021 A, GO Bonds	5.00%	06/15/2026	2,000	2,024,620
Las Vegas Valley Water District; Series 2016 B, Ref. GO Bonds	5.00%	06/01/2036	2,805	2,830,245
Nevada (State of) (Casa Grande); Series 2024, Ref. COP	5.00%	04/01/2026	1,030	1,038,087
Sparks Tourism Improvement District No. 1; Series 2025, RB	3.88%	06/15/2028	1,500	1,500,247
Truckee Meadows Water Authority;
Series 2016, Ref. RB	5.00%	07/01/2031	2,775	2,809,666
Series 2016, Ref. RB	5.00%	07/01/2032	2,000	2,024,403
Washoe (County of), NV (Sierra Pacific Power Corp.);
Series 2016, Ref. RB(b)	3.63%	10/01/2029	1,500	1,518,157
Series 2016, Ref. RB(b)(f)	4.13%	10/01/2029	5,000	5,113,626
				24,753,905
New Hampshire–1.14%
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	5,192	5,142,933
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–(continued)
New Hampshire (State of) Business Finance Authority (Social Certificates);
Series 2024-1A, RB	4.25%	07/20/2041	$3,883	$3,880,643
Series 2024-3, Revenue Ctfs.	4.16%	10/01/2051	4,960	4,907,675
New Hampshire (State of) Health and Education Facilities Authority; Series 2016, Ref. RB	5.50%	06/01/2031	4,000	4,043,936
				17,975,187
New Jersey–3.05%
Camden (County of), NJ Improvement Authority (The) (County Capital Program); Series 2024, RB(b)	5.00%	03/01/2026	4,000	4,019,204
Essex (County of), NJ Improvement Authority (Family Court Building Project); Series 2025, RN	5.00%	03/17/2026	2,500	2,517,517
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2032	815	842,650
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2016, Ref. RB	5.00%	07/01/2031	5,100	5,158,365
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group); Series 2016 A, Ref. RB	5.00%	07/01/2031	9,110	9,226,227
New Jersey (State of) Housing & Mortgage Finance Agency; Series 2024 B, RB	3.50%	05/01/2029	3,625	3,669,094
New Jersey (State of) Housing & Mortgage Finance Agency (Social Bonds);
Series 2022 I, RB	5.00%	10/01/2053	2,270	2,346,669
Subseries 2024 D, RB (CEP - GNMA)	2.90%	11/01/2027	2,500	2,484,161
New Jersey (State of) Transportation Trust Fund Authority;
Series 2016 A-1, RN	5.00%	06/15/2028	1,140	1,152,390
Series 2018 A, Ref. RN	5.00%	06/15/2029	5,000	5,053,706
Series 2024 A, Ref. RB	5.00%	06/15/2036	1,000	1,143,672
Series 2025 AA, RB	5.00%	06/15/2037	3,000	3,437,531
New Jersey (State of) Turnpike Authority;
Series 2014 A, RB	5.00%	01/01/2027	3,090	3,095,209
Series 2025 B, RB	5.00%	01/01/2028	4,000	4,194,505
				48,340,900
New Mexico–0.70%
Albuquerque Municipal School District No. 12;
Series 2017, GO Bonds	5.00%	08/01/2029	2,575	2,613,750
Series 2017, GO Bonds	5.00%	08/01/2031	1,700	1,722,867
Series 2017, GO Bonds	5.00%	08/01/2032	2,910	2,946,824
Farmington (City of), NM (Public Service Co. of New Mexico San Juan); Series 2010, Ref. RB(b)	3.90%	06/01/2028	3,700	3,742,153
				11,025,594
New York–8.06%
Long Island (City of), NY Power Authority; Series 2025 B, RB(b)	3.00%	09/01/2028	5,000	4,957,142
Metropolitan Transportation Authority (Green Bonds); Series 2017 C-1, Ref. RB	5.00%	11/15/2026	605	618,075
Monroe County Industrial Development Corp. (Andrews Terrace Community); Series 2024, RB(b)	5.00%	07/01/2027	5,000	5,152,807
Monroe County Industrial Development Corp. (University of Rochester);
Series 2015 A, Ref. RB	5.00%	07/01/2030	3,275	3,286,793
Series 2015 A, Ref. RB	5.00%	07/01/2032	2,000	2,007,712
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group); Series 2014, RB	5.00%	07/01/2032	1,500	1,504,365
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, RB	5.25%	06/01/2026	2,414	2,022,289
New York & New Jersey (States of) Port Authority;
One Hundred Seventy Fifth Series 2012, RB	5.00%	12/01/2025	480	480,000
One Hundred Seventy Fifth Series 2012, RB	4.00%	12/01/2026	470	470,468
New York (City of), NY;
Series 2012, VRD GO Bonds(e)	1.25%	04/01/2042	12,885	12,885,000
Series 2021-3, VRD GO Bonds(e)	1.25%	04/01/2042	10,000	10,000,000
New York (City of), NY Transitional Finance Authority; Series 2016, RB	5.00%	05/01/2032	3,940	3,974,665
New York (State of) Dormitory Authority;
Series 2016 D, Ref. RB(b)(c)	5.00%	08/15/2026	3,965	4,035,875
Series 2025, RB	3.05%	11/15/2030	2,625	2,625,385
New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2025, Ref. RB	5.00%	05/01/2034	3,000	3,418,040
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (St. John’s University);
Series 2025, Ref. RB	5.00%	07/01/2027	$450	$465,520
Series 2025, Ref. RB	5.00%	07/01/2028	1,000	1,054,448
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group);
Series 2024, RB	5.00%	10/01/2029	750	795,282
Series 2024, RB	5.00%	10/01/2030	750	805,986
Series 2024, RB	5.00%	10/01/2031	1,000	1,085,727
Series 2024, RB	5.00%	10/01/2033	1,100	1,208,385
New York (State of) Housing Finance Agency (Green Bonds);
Series 2023 E-2, RB(b)	3.80%	05/01/2027	4,000	4,001,124
Series 2023 E-2, RB(b)	3.88%	05/01/2028	4,380	4,382,533
Series 2024, RB(b)	3.45%	11/01/2029	7,200	7,211,184
New York City Health and Hospitals Corp. (Green Bonds);
Series 2022 B-2, RB (CEP - Federal Housing Administration)(b)	3.40%	12/22/2026	12,495	12,496,048
Series 2022 C-3, VRD RB(e)	2.85%	05/01/2062	5,000	5,000,000
New York State Environmental Facilities Corp. (Casella Waste Systems, Inc.); Series 2020, RB(b)(d)(f)	4.25%	09/03/2030	1,000	1,007,705
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(f)	5.00%	08/01/2026	3,090	3,090,802
Series 2016, Ref. RB(f)	5.00%	08/01/2031	20,070	20,079,866
Series 2020, Ref. RB(f)	5.25%	08/01/2031	7,145	7,411,931
				127,535,157
North Carolina–1.64%
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems);
Series 2013 A, Ref. RB	5.00%	01/15/2026	230	230,379
Series 2016, Ref. RB	5.00%	01/15/2034	1,500	1,503,610
East Carolina University; Series 2016 A, RB	5.00%	10/01/2028	1,030	1,036,433
North Carolina (State of) (Garvee);
Series 2025, Ref. RB	5.00%	03/01/2027	10,000	10,299,737
Series 2025, Ref. RB	5.00%	03/01/2028	6,000	6,321,378
North Carolina (State of) Medical Care Commission; Series 2025, RB	3.90%	01/01/2029	680	680,183
North Carolina (State of) Municipal Power Agency No. 1 (Catawba); Series 2015 A, Ref. RB	5.00%	01/01/2031	1,610	1,613,067
Raleigh Housing Authority; Series 2025, RB(b)	2.95%	03/01/2029	2,240	2,224,670
University of North Carolina; Series 2008 A, RB (INS - AGI)(a)	4.75%	10/01/2028	10	10,014
Wilmington Housing Authority; Series 2025, RB(b)	2.95%	05/01/2028	2,000	1,993,091
				25,912,562
North Dakota–0.53%
Horace (City of), ND;
Series 2024 C, Ref. GO Bonds	5.00%	05/01/2030	520	552,674
Series 2024 C, Ref. GO Bonds	5.00%	05/01/2031	550	591,574
Series 2024 C, Ref. GO Bonds	5.00%	05/01/2032	580	629,037
Series 2024 C, Ref. GO Bonds	5.00%	05/01/2033	610	665,610
North Dakota (State of) Housing Finance Agency; Series 2015, VRD RB(e)	2.79%	07/01/2036	5,935	5,935,000
				8,373,895
Ohio–2.58%
American Municipal Power, Inc. (Combined Hydroelectric); Series 2025, Ref. RB	5.00%	02/15/2033	250	284,988
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2023, RB(b)	5.00%	02/01/2027	3,000	3,045,352
Columbus (City of), OH; Series 2015, Ref. RB	5.00%	06/01/2030	1,575	1,592,624
Columbus City School District (Construction and Improvement); Series 2016 A, Ref. GO Bonds	5.00%	12/01/2031	6,260	6,320,695
Columbus Regional Airport Authority (John Glenn Columbus International Airport); Series 2025, Ref. RB	5.00%	01/01/2036	850	980,876
Cuyahoga (County of), OH (Shaker Square); Series 2010 D, Ref. RB	5.00%	12/01/2025	145	145,000
Dayton (City of), OH (James M. Cox); Series 2014 A, Ref. RB (INS - AGI)(a)(f)	5.00%	12/01/2026	1,335	1,336,444
Greater Cincinnati (Port of), OH Development Authority (IPS Cincinnati LLC); Series 2021, RB(b)	4.38%	06/15/2026	2,500	2,484,180
Hamilton (County of), OH; Series 2016 A, Ref. RB	5.00%	12/01/2030	3,430	3,513,431
Huber Heights (City of), OH; Series 2025, GO Notes	5.00%	06/25/2026	1,500	1,517,963
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Martins Ferry (City of), OH; Series 2024, GO Notes(d)	4.25%	12/16/2025	$1,200	$1,200,481
Ohio (State of) Air Quality Development Authority (Ohio Valley Electrical Corp.);
Series 2009 A, RB	2.88%	02/01/2026	1,440	1,438,688
Series 2009, RB	2.88%	02/01/2026	4,610	4,605,414
Ohio (State of) Higher Educational Facility Commission (University of Dayton 2025); Series 2025, Ref. RB	5.00%	02/01/2036	780	890,352
Ohio (State of) Higher Educational Facility Commission (University of Dayton); Series 2018, Ref. RB	5.00%	12/01/2035	2,000	2,082,564
Pickerington Local School District; Series 2025, Ref. GO Bonds	5.00%	12/01/2032	1,000	1,135,488
RiverSouth Authority; Series 2007 A, RB	5.75%	12/01/2027	305	305,079
Scioto (County of), OH (Southern Ohio Medical Center);
Series 2016, Ref. RB	5.00%	02/15/2032	2,550	2,556,161
Series 2016, Ref. RB	5.00%	02/15/2033	2,855	2,861,306
Westerville City School District; Series 2018, COP	5.00%	12/01/2039	2,450	2,491,574
				40,788,660
Oklahoma–0.92%
Oklahoma (State of) Capitol Improvement Authority (Capitol Repair); Series 2018 C, RB	5.00%	01/01/2038	2,320	2,383,424
Oklahoma (State of) Development Finance Authority;
Series 2025 B, Ref. RB	5.00%	06/01/2027	430	444,512
Series 2025 B, Ref. RB	5.00%	06/01/2028	325	343,272
Series 2025 B, Ref. RB	5.00%	06/01/2029	595	640,809
Oklahoma (State of) Municipal Power Authority; Series 2025 A, Ref. RB (INS - AGI)(a)	5.00%	01/01/2033	300	340,322
Oklahoma (State of) Turnpike Authority (Senior Bonds); Series 2025 A, RB	5.00%	01/01/2036	1,000	1,162,589
Tulsa County Independent School District No. 1 Tulsa; Series 2025 B, GO Bonds	5.00%	08/01/2028	5,000	5,283,424
Tulsa County Independent School District No. 4 Bixby; Series 2025, GO Bonds	5.00%	06/01/2027	1,000	1,032,704
Tulsa Municipal Airport Trust Trustees (American Airlines, Inc.); Series 2025, Ref. RB(f)	6.25%	12/01/2035	1,000	1,153,996
University of Oklahoma (The);
Series 2014 C, Ref. RB(b)(c)	5.00%	01/12/2026	500	501,295
Series 2014 C, Ref. RB(b)(c)	5.00%	01/12/2026	250	250,647
Series 2025 A, Ref. RB	5.00%	07/01/2027	1,000	1,036,072
				14,573,066
Oregon–0.85%
Morrow (Port of), OR; Series 2024 A, GO Bonds(d)	5.15%	10/01/2026	5,000	5,000,477
Oregon (State of); Series 2020 J, Ref. VRD GO Bonds(e)	1.20%	06/01/2039	600	600,000
Oregon (State of) Housing & Community Services Department (Verde Pines); Series 2025 O, RB(b)	3.10%	02/01/2028	1,875	1,874,084
Oregon Health & Science University;
Series 2016 B, Ref. RB	5.00%	07/01/2033	1,275	1,289,519
Series 2016 B, Ref. RB	5.00%	07/01/2036	3,270	3,300,980
Series 2016 B, Ref. RB	5.00%	07/01/2039	1,390	1,400,518
				13,465,578
Pennsylvania–3.31%
Allegheny (County of), PA Higher Education Building Authority (Robert Morris University); Series 2017, RB(c)	5.00%	10/15/2026	85	86,652
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018, Ref. RB	5.00%	04/01/2033	3,800	3,951,480
Chester (County of), PA Health & Education Facilities Authority (Main Line Health System); Series 2017 A, Ref. RB	5.00%	10/01/2035	2,025	2,085,023
Chester (County of), PA Industrial Development Authority (Renaissance Academy Charter School);
Series 2024, Ref. RB(d)	5.00%	10/01/2029	350	363,243
Series 2024, Ref. RB(d)	5.00%	10/01/2034	705	748,033
Montgomery (County of), PA Industrial Development Authority (Constellation Energy Generation, LLC); Series 2023 A, Ref. RB(b)	4.10%	04/03/2028	3,000	3,079,203
Pennsylvania (Commonwealth of); Series 2025 B, Ref. GO Bonds	5.00%	08/15/2026	3,000	3,051,334
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority;
Series 2016 AT-1, RB	5.00%	06/15/2031	1,965	1,986,022
Series 2016 AT-1, RB(c)	5.00%	06/15/2031	355	391,606
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015 B, VRD RB(e)	3.58%	09/01/2045	$10,095	$10,095,000
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds); Series 2024-145A, RB	6.00%	10/01/2054	1,450	1,570,526
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2016 A, Ref. RB	5.00%	12/01/2030	9,990	10,222,086
Series 2023 B, VRD Ref. RB (LOC - Td Bank N.A.)(e)(i)	2.81%	12/01/2043	6,320	6,320,000
Philadelphia (City of), PA;
Fourteenth Series 2016, Ref. RB	5.00%	10/01/2031	3,270	3,328,684
Fourteenth Series 2016, Ref. RB	5.00%	10/01/2032	1,400	1,424,776
Series 2017 A, Ref. RB	5.00%	07/01/2042	1,740	1,768,426
Philadelphia (City of), PA Housing Authority (PHADC Acquition Program); Series 2025, RB	5.00%	03/01/2027	1,400	1,434,118
Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	530	532,361
				52,438,573
Puerto Rico–0.38%
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 RR, RB (INS - AGI)(a)	5.00%	07/01/2026	100	100,381
Series 2005 RR, RB (INS - SGI)(a)	5.00%	07/01/2026	3,905	3,919,877
Series 2005 RR, RB (INS - SGI)(a)	5.00%	07/01/2027	1,505	1,505,024
Series 2008 WW, RB (INS - AGI)(a)	5.25%	07/01/2033	500	500,080
				6,025,362
Rhode Island–1.91%
Bristol Warren Regional School District; Series 2025, GO Notes	5.00%	06/04/2026	12,400	12,538,984
Rhode Island Health & Educational Building Corp. (Higher Education Facilities- Brown); Series 2005 A, VRD RB(e)	2.78%	05/01/2035	7,500	7,500,000
Rhode Island Housing & Mortgage Finance Corp. (Green Bonds); Series 2024 1-A, RB (CEP - Federal Housing Administration)(b)	3.60%	10/01/2027	3,000	3,004,731
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2026	1,145	1,150,171
Series 2015 B, Ref. RB	4.50%	06/01/2045	6,085	6,077,162
				30,271,048
South Carolina–1.42%
Corp ForGreer (City Improvement Projects); Series 2025, RB	5.00%	09/01/2028	150	159,418
Florence & Darlington (Counties of), SC Commission for Technical Education; Series 2014, Ref. RB	5.00%	03/01/2028	620	621,053
Piedmont Municipal Power Agency; Series 2021 C, Ref. RB	5.00%	01/01/2032	4,000	4,087,152
SCAGO Educational Facilities Corp. for Pickens School District;
Series 2015, Ref. RB(b)(c)	5.00%	12/17/2025	1,190	1,191,200
Series 2015, Ref. RB(b)(c)	5.00%	12/17/2025	1,800	1,801,815
South Carolina (State of) Jobs-Economic Development Authority (Beaufort Memorial Hospital & South of Broad Healthcare);
Series 2024, RB	5.00%	11/15/2027	250	256,413
Series 2024, RB	5.00%	11/15/2028	275	285,117
Series 2024, RB	5.00%	11/15/2029	250	261,685
Series 2024, RB	5.00%	11/15/2030	250	264,337
Series 2024, RB	5.00%	11/15/2031	280	298,023
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Mercy Health); Series 2025, Ref. RB(b)	5.00%	11/01/2030	3,140	3,433,038
South Carolina (State of) Public Service Authority;
Series 2016 A, Ref. RB	5.00%	12/01/2029	1,885	1,905,284
Series 2016 A, Ref. RB (INS - AGI)(a)	5.00%	12/01/2032	5,000	5,054,212
Series 2016 A, Ref. RB	5.00%	12/01/2035	1,750	1,765,963
Series 2025 B, Ref. RB	5.00%	12/01/2026	1,000	1,022,131
				22,406,841
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–1.70%
Clarksville (City of), TN;
Series 2025, Ref. RB	5.00%	09/01/2026	$1,000	$1,018,196
Series 2025, Ref. RB	5.00%	09/01/2027	1,220	1,270,721
Knoxville Industrial Development Board; Series 2025, RB(d)	4.25%	11/01/2030	1,500	1,490,838
Metropolitan Nashville Airport Authority (The); Series 2015 B, RB(f)	5.00%	07/01/2033	1,550	1,556,290
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Parkwood Villa Apts); Series 2025, RB(b)	3.15%	12/01/2027	2,700	2,698,557
Shelby (County of), TN; Series 2022 A, GO Bonds	5.00%	04/01/2031	1,980	2,225,479
Tennessee Energy Acquisition Corp.; Series 2006 C, RB	5.00%	02/01/2027	1,835	1,857,973
Tennessee Energy Acquisition Corp. (Gas); Series 2023 A-1, Ref. RB(b)	5.00%	05/01/2028	7,415	7,672,796
Tennessee Housing Development Agency (Social Bonds); Series 2022, RB	5.50%	01/01/2053	2,785	2,907,104
Williamson (County of), TX Industrial Development Board; Series 2023, RB(b)	5.00%	05/01/2027	4,125	4,197,286
				26,895,240
Texas–10.56%
Abilene (City of), TX; Series 2025, Ref. GO Bonds	5.00%	02/15/2027	1,000	1,025,256
Alvin College; Series 2025, Ref. GO Bonds	5.00%	02/15/2027	1,440	1,476,628
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.); Series 2025, Ref. RB(d)	5.00%	06/15/2030	2,500	2,586,319
Austin (City of), TX;
Series 2015 A, Ref. RB	5.00%	11/15/2029	5,600	5,610,710
Series 2025, Ref. GO Bonds	5.00%	09/01/2031	2,500	2,820,516
Austin Independent School District; Series 2017, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/01/2035	1,160	1,171,147
Board of Regents of the University of Texas System; Series 2025 A, RB	5.00%	08/15/2026	500	508,556
Boerne Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)(b)	3.85%	12/01/2027	2,405	2,456,731
Calhoun (County of), TX Navigation Industrial Development Authority (Max Midstream Texas LLC); Series 2021, RN(d)(f)	3.63%	07/01/2026	2,200	2,149,100
Central Texas Regional Mobility Authority; Series 2021 C, RB	5.00%	01/01/2027	5,700	5,711,995
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2025, Ref. RB (CEP - Texas Permanent School Fund)	5.00%	08/15/2026	775	787,167
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2025, Ref. RB (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	2,225	2,235,004
Conroe Independent School District;
Series 2016 A, Ref. GO Bonds(b)(c)	5.00%	02/15/2026	7,810	7,845,885
Series 2025, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2037	2,000	2,294,438
Crowley Independent School District; Series 2025, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/01/2027	965	991,591
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport); Series 2025 A-2, RB(b)(f)	5.00%	11/01/2029	3,000	3,174,665
Dallas (City of), TX;
Series 2015 A, Ref. RB	5.00%	10/01/2032	3,835	3,840,972
Series 2017, RB	5.00%	10/01/2031	1,745	1,819,656
Dallas (City of), TX (Palladium Bucker Station); Series 2025, RB(b)	3.05%	08/01/2028	4,000	4,001,080
Dallas (City of), TX Independent School District; Series 2025 A-1, GO Bonds (CEP - Texas Permanent School Fund)(b)	5.00%	02/15/2026	3,560	3,576,081
Dallas College; Series 2022, GO Bonds	5.00%	02/15/2035	3,250	3,264,166
Denton (City of), TX;
Series 2017, RB	5.00%	12/01/2030	1,320	1,350,402
Series 2017, RB	5.00%	12/01/2035	3,240	3,304,756
DeSoto Independent School District; Series 2015 B, Ref. GO Bonds (INS - BAM)(a)	5.00%	08/15/2032	2,000	2,003,294
Dripping Springs Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	1,000	1,117,259
Ector County Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2027	2,015	2,099,062
Forney Independent School District; Series 2025, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2028	750	796,142
Fort Bend (County of), TX; Series 2025, Ref. RB (INS - AGI)(a)	5.00%	03/01/2028	1,000	1,050,199
Friendswood Independent School District; Series 2024, GO Notes	5.00%	02/15/2031	1,500	1,507,458
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Garland (City of), TX;
Series 2016 B, RB	5.00%	03/01/2031	$1,000	$1,005,263
Series 2016 B, RB	5.00%	03/01/2033	1,000	1,004,785
Series 2016 B, RB	5.00%	03/01/2034	1,000	1,004,496
Grand Prairie Independent School District; Series 2011, Ref. GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2026	675	675,492
Grapevine-Colleyville Independent School District; Series 2025, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	3,500	3,873,215
Harris & Montgomery (Counties of), TX Municipal Utility District No. 386; Series 2014, GO Bonds (INS - AGI)(a)	4.00%	09/01/2030	620	620,312
Harris (County of), TX; Series 2016 A, Ref. RB	5.00%	08/15/2034	1,685	1,706,723
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System); Series 2016, RB	5.00%	07/01/2038	1,605	1,618,693
Harris County Cultural Education Facilities Finance Corp. (Teco Project); Series 2017, Ref. RB	5.00%	11/15/2033	3,675	3,817,981
Highland Park Independent School District; Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	5.25%	02/15/2026	1,145	1,151,326
Irving Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	425	446,761
Katy Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	1,500	1,543,008
Klein Independent School District; Series 2025, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/01/2029	2,000	2,168,244
La Porte (County of), TX; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	2,720	3,043,163
La Vernia (City of), TX; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	1,000	1,092,829
Lamar Consolidated Independent School District; Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	1,000	1,014,610
Leander Independent School District;
Series 2025 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)(g)	0.00%	08/15/2026	800	784,555
Series 2025 B, Ref. GO Bonds(g)	0.00%	08/15/2026	1,400	1,372,016
Lovejoy Independent School District; Series 2016, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2033	2,665	2,674,920
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2025, Ref. RB	5.00%	05/15/2026	1,000	1,010,705
Lubbock (City of), TX; Series 2025, RB	5.00%	02/15/2036	1,160	1,340,225
Lubbock Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	1,540	1,718,193
Mansfield Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	1,725	1,812,185
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(d)(f)	4.63%	10/01/2031	935	937,765
Mueller Local Government Corp.; Series 2009, RB	4.25%	09/01/2029	30	30,027
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(d)	4.00%	08/15/2027	1,040	1,032,505
North East Texas Regional Mobility Authority; Series 2025 A, Ref. RB	5.00%	01/01/2033	500	562,431
North Harris (County of), TX Regional Water Authority; Series 2013, Ref. RB (INS - BAM)(a)	5.00%	12/15/2030	205	205,279
North Texas Municipal Water District; Series 2025, Ref. RB	5.00%	09/01/2030	1,750	1,940,013
North Texas Tollway Authority; Series 2016 A, Ref. RB(b)(c)	5.00%	01/01/2026	1,000	1,001,936
Pearland Independent School District; Series 2025, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2037	1,250	1,436,179
Pecos Barstow Toyah Independent School District;
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	1,350	1,352,614
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	1,885	1,887,479
Permanent University Fund - University of Texas System; Series 2025 A, Ref. RB	5.00%	07/01/2036	6,695	7,959,231
Plano (City of), TX; Series 2023, Ref. GO Bonds	5.00%	09/01/2036	3,370	3,765,938
Round Rock Independent School District; Series 2025 C, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/01/2027	2,500	2,599,015
San Antonio (City of), TX Water System; Series 2024 A, VRD GO Bonds(e)	1.40%	05/01/2054	8,000	8,000,000
San Antonio Independent School District; Series 2016, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2031	1,615	1,637,749
Sherman Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	800	841,666
Tarrant (County of), TX Regional Water District; Series 2015, Ref. RB	5.00%	03/01/2028	1,055	1,056,693
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health); Series 2016, Ref. RB	5.00%	11/15/2032	1,020	1,029,750
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas (State of) Water Development Board; Series 2025, RB	5.00%	04/15/2032	$2,000	$2,280,256
Texas (State of) Water Development Board (State Water Implementation Fund); Series 2015 A, RB	5.00%	10/15/2031	2,875	2,878,975
Texas Municipal Gas Acquisition & Supply Corp. II; Series 2007, RB (SIFMA Municipal Swap Index + 0.55%)(j)	3.34%	09/15/2027	6,305	6,292,170
Tomball Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	1,300	1,423,933
University of Houston;
Series 2017 A, Ref. RB	5.00%	02/15/2033	2,275	2,283,989
Series 2017 A, Ref. RB	5.00%	02/15/2034	5,000	5,019,443
West Travis County Public Utility Agency; Series 2017, Ref. RB (INS - BAM)(a)	5.00%	08/15/2030	45	46,792
Wink-Loving Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2034	500	508,525
				167,086,288
Utah–0.80%
Downtown Revitalization Public Infrastructure District; Series 2025, RB (INS - AGI)(a)	5.00%	06/01/2027	1,000	1,032,704
Grand (County of), UT School District Local Building Authority;
Series 2019, RB (INS - AGI)(a)	5.00%	12/15/2030	1,370	1,371,295
Series 2019, RB (INS - AGI)(a)	5.00%	12/15/2038	2,040	2,041,928
Local Building Authority of Alpine School District (West School District);
Series 2025, RB	5.00%	03/15/2029	1,000	1,078,356
Series 2025, RB	5.00%	03/15/2030	1,000	1,101,484
Ogden City School District; Series 2020, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2029	1,000	1,084,139
Utah Housing Corp. (Liberty Corner); Series 2025, RB(b)	3.00%	09/01/2029	3,300	3,288,394
Utah Transit Authority; Series 2025, Ref. RB	5.00%	12/15/2028	1,600	1,717,131
				12,715,431
Vermont–0.14%
Vermont Municipal Bond Bank; Series 2025, Ref. RB	5.00%	12/01/2031	2,000	2,270,556
Virginia–0.32%
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay); Series 2023 B-3, RB	5.38%	09/01/2029	1,850	1,872,810
Virginia Port Authority;
Series 2025, RB	5.00%	07/01/2027	675	699,345
Series 2025, RB	5.00%	07/01/2030	510	562,749
Wise County Industrial Development Authority; Series 2009, RB(b)	3.13%	10/01/2030	2,000	2,007,109
				5,142,013
Washington–2.73%
Central Puget Sound Regional Transit Authority; Series 1999, RB (INS - NATL)(a)	4.75%	02/01/2028	940	940,934
Discovery Clean Water Alliance; Series 2022, RB	5.00%	12/01/2025	1,210	1,210,000
Energy Northwest; Series 2025 A, Ref. RB	5.00%	07/01/2027	5,000	5,196,143
Grant (County of), WA Public Utility District No. 2; Series 2023 U, Ref. RB	4.00%	01/01/2026	5,725	5,731,157
Kelso (City of), WA Housing Authority (Chinook & Columbia Apartments); Series 1998, RB	5.60%	03/01/2028	10	10,002
King County School District No. 401 Highline; Series 2025, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	700	814,296
Lewis (County of), WA Public Utility District No. 1; Series 2013, Ref. RB	5.25%	04/01/2032	5,000	5,021,138
Seattle (City of), WA; Series 2025, Ref. RB	5.00%	02/01/2030	1,000	1,097,769
Seattle (Port of), WA; Series 2017, GO Bonds	5.00%	01/01/2036	4,000	4,089,705
Snohomish County Public Utility District No.1 Generation System Revenue; Series 2025 B, Ref. RB	5.00%	12/01/2036	1,000	1,170,656
Washington (State of);
Series 2016 B, GO Bonds	5.00%	08/01/2031	1,205	1,222,652
Series 2016 C, GO Bonds(b)(c)	5.00%	02/01/2026	2,760	2,770,503
Series 2025 A, GO Bonds	5.00%	08/01/2032	2,690	3,088,292
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Health Care Facilities Authority (Providence Health & Services);
Series 2012 A, RB	5.00%	10/01/2026	$2,540	$2,541,885
Series 2012 A, RB	5.00%	10/01/2027	2,415	2,421,578
Series 2012 A, RB	5.00%	10/01/2028	165	165,489
Series 2012 A, RB	4.25%	10/01/2040	2,800	2,799,936
Washington State University; Series 2025, Ref. RB	5.00%	04/01/2035	2,490	2,911,220
				43,203,355
West Virginia–0.20%
West Virginia (State of) Economic Development Authority (Appalachain Power Company- AMOS Project); Series 2011 A, RB(b)(f)	3.30%	09/01/2028	2,000	2,014,008
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2017, RB	5.00%	06/01/2035	1,100	1,127,005
				3,141,013
Wisconsin–2.23%
Central Brown (County of), WI Water Authority; Series 2024 A, Ref. RB	5.00%	11/01/2026	1,455	1,482,491
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group); Series 2016 A, Ref. RB	5.00%	11/15/2039	1,350	1,355,687
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group);
Series 2013, RB	5.00%	08/15/2026	100	100,238
Series 2013, RB	5.00%	08/15/2027	800	801,835
Wisconsin (State of) Health & Educational Facilities Authority (Forensic Science and Protective Medicine Facility); Series 2024, RB(d)	5.00%	08/01/2027	7,770	7,844,337
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2027	3,225	3,230,900
Wisconsin (State of) Health & Educational Facilities Authority (Unitypoint Health);
Series 2014 A, RB	5.00%	12/01/2028	980	982,850
Series 2014 A, RB	5.00%	12/01/2029	1,475	1,478,251
Wisconsin (State of) Housing & Economic Development Authority; Series 2023 E, RB(b)	3.88%	05/01/2027	3,890	3,891,494
Wisconsin (State of) Public Finance Authority; Series 2025, RB(d)(g)	0.00%	12/15/2033	1,700	1,026,707
Wisconsin (State of) Public Finance Authority (Cincinnati Classical Academy); Series 2024, RB(d)	5.25%	06/15/2035	1,070	1,070,214
Wisconsin (State of) Public Finance Authority (Duke Energy Progress); Series 2022, Ref. RB(b)	3.30%	10/01/2026	1,745	1,747,423
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development);
Series 2016, RB	5.00%	03/01/2030	2,375	2,385,598
Series 2016, RB	5.00%	03/01/2032	4,315	4,333,058
Series 2016, RB	5.00%	03/01/2035	2,000	2,006,556
Wisconsin (State of) Public Finance Authority (Milo Farms Project); Series 2025, RB(d)(g)	0.00%	12/15/2039	3,000	1,056,066
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.00%	12/01/2027	450	455,426
				35,249,131
Total Municipal Obligations (Cost $1,526,764,403)				1,535,107,051
			Shares
MuniFund Preferred Shares–1.19%
Nuveen AMT-Free Quality Municipal Income Fund, MFP, Series D(d)(e)			10,000,000	10,000,000
Nuveen AMT-Free Quality Municipal Income Fund(d)(e)			8,880,000	8,880,000
Total MuniFund Preferred Shares (Cost $18,880,000)				18,880,000

Exchange-Traded Funds–0.06%
Invesco Rochester High Yield Municipal ETF (Cost $872,950)(k)			17,000	864,358
	Interest Rate	Maturity Date	Principal Amount (000)
U.S. Dollar Denominated Bonds & Notes–0.00%
California–0.00%
CalPlant I LLC; Exit Facility (Cost $75,000)(d)(l)	15.00%	02/28/2027	$75	14,716
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Shares	Value
Common Stocks & Other Equity Interests–0.00%
BL Train Holdings West LLC; Wts. expiring 12/01/2025 (Cost $0)(l)	12,000	$0
TOTAL INVESTMENTS IN SECURITIES(m)–98.25% (Cost $1,546,592,353)		1,554,866,125
OTHER ASSETS LESS LIABILITIES–1.75%		27,670,322
NET ASSETS–100.00%		$1,582,536,447
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
MFP	– MuniFund Preferred Shares
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
SIFMA	– Securities Industry and Financial Markets Association
SOFR	– Secured Overnight Financing Rate
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2025 was $105,044,743, which represented 6.64% of the Fund’s Net Assets.

(e)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2025.

(f)	Security subject to the alternative minimum tax.
(g)	Zero coupon bond issued at a discount.
(h)	Restricted security. The aggregate value of these securities at November 30, 2025 was $1,435,493, which represented less than 1% of the Fund’s Net Assets.
(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2025.
(k)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2025	Dividend Income
Invesco Rochester High Yield Municipal ETF	$844,625	$-	$-	$19,733	$-	$864,358	$11,093

(l)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(m)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,535,107,051	$—	$1,535,107,051
MuniFund Preferred Shares	—	18,880,000	—	18,880,000
Exchange-Traded Funds	864,358	—	—	864,358
U.S. Dollar Denominated Bonds & Notes	—	—	14,716	14,716
Common Stocks & Other Equity Interests	—	—	0	0
Total Investments in Securities	864,358	1,553,987,051	14,716	1,554,866,125
Other Investments - Assets
Investments Matured	—	6,413	4,905	11,318
Total Investments	$864,358	$1,553,993,464	$19,621	$1,554,877,443
Invesco Short Term Municipal Fund